Segment Disclosures	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Segment Disclosures

Note 16. Segment Disclosures

Our chief executive officer has been identified as our chief operating decision maker (“CODM”). We have identified two operating segments—the Eagle Ford and North Louisiana—that have been aggregated into one reportable segment that is engaged in the acquisition, exploitation, development and production of oil, natural gas and NGL resources in the United States. Our reportable segment includes midstream operations that primarily support the Company’s oil and natural gas producing activities. There are no differences between reportable segment revenues and consolidated revenues. Furthermore, all of our revenues are from external customers. The Company uses Adjusted EBITDAX as its measure of profit or loss to assess performance and allocate resources. Information regarding assets by reportable segment is not presented because it is not reviewed by the CODM.

The following table presents a reconciliation of Net income (loss) to Adjusted EBITDAX (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2017	2016	2017	2016
Adjusted EBITDAX reconciliation to net (loss) income:
Net income (loss)	$26,366	$(18,281)	$46,618	$(32,497)
Interest expense, net	6,633	1,781	12,204	3,753
Income tax (benefit) expense	15,193	111	26,893	250
Depreciation, depletion and amortization	33,229	19,923	59,672	41,986
Exploration expense	11,504	80	13,119	7,523
(Gain) loss on derivative instruments	(46,116)	15,610	(77,407)	12,364
Cash settlements received (paid) on derivative instruments	2,076	2,525	1,093	5,898
Stock-based compensation	1,308	—	1,803	—
Acquisition related costs	2,199	72	2,798	72
Debt extinguishment costs	—	—	(11)	358
Public offering costs	—	—	182	—
Non-cash liability amortization	—	(103)	—	(286)

Total Adjusted EBITDAX	$52,392	$21,718	$86,964	$39,421

Note 15. Segment Disclosures

Our chief executive officer has been identified as our chief operating decision maker (“CODM”). We have identified two operating segments—the Eagle Ford and North Louisiana—that have been aggregated into one reportable segment that is engaged in the acquisition, exploitation, development and production of oil, natural gas and NGL resources in the United States. Our reportable segment includes midstream operations that primarily support the Company’s oil and gas producing activities. There are no differences between reportable segment revenues and consolidated revenues. Furthermore, all of our revenues are from external customers. The Company uses Adjusted EBITDAX as its measure of profit or loss to assess performance and allocate resources. Information regarding assets by reportable segment is not presented because it is not reviewed by the CODM.

The following table presents a reconciliation of net income (loss) to Adjusted EBITDAX:

	For the Year Ended December 31,
	2016	2015	2014
Adjusted EBITDAX reconciliation to net (loss) income:
Net income (loss)	$(47,076)	$(33,040)	$(14,437)
Interest expense, net	7,834	6,943	2,680
Income tax (benefit) expense	(5,575)	604	(158)
Depreciation, depletion and amortization	81,757	56,244	15,297
Exploration expense	12,026	18,299	1,597
Impairment of proved oil and gas properties	—	9,312	24,721
(Gain) loss on derivative instruments	26,771	(13,854)	(6,514)
Cash settlements received (paid) on derivative instruments	4,975	11,517	(2,712)
Stock-based compensation	68	—	—
Acquisition related costs	553	593	1,450
(Gain) loss on sale of properties	43	—	—
Debt extinguishment costs	1,667	—	—
Initial public offering costs	1,560	—	—
Non-cash liability amortization	(286)	(760)	(647)

Total Adjusted EBITDAX	$84,317	$55,858	$21,277

Major Customers

Major Customers	For the Year Ended December 31,
	2016	2015	2014
Energy Transfer Equity, L.P. and subsidiaries	63%	36%	10%
Royal Dutch Shell plc and subsidiaries	12%	20%	41%
Cima Energy LTD	15%	16%	n/a
BP Corporation North America	n/a	n/a	31%